Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Rate reconciliations	Rate Reconciliations

Year ended Dec. 31	2019	2018	2017
Earnings before income taxes	193	(96)	(54)
Net earnings attributable to non-controlling interests not subject to tax	(26)	(19)	(35)
Adjusted earnings before income taxes	167	(115)	(89)
Statutory Canadian federal and provincial income tax rate (%)	26.5%	26.8%	26.8%
Expected income tax expense (recovery)	44	(31)	(24)
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	5	(3)	(11)
Writedown (reversal of writedown) of deferred income tax assets	(9)	27	(15)
Statutory and other rate differences	(31)	—	110
Other	8	1	4
Income tax expense (recovery)	17	(6)	64
Effective tax rate (%)	10%	5%	72%

Components of income tax expense
The components of income tax expense are as follows:

Year ended Dec. 31	2019	2018	2017
Current income tax expense(1)	35	28	79
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	22	(61)	(110)
Deferred income tax expense resulting from changes in tax rates or laws(2,3)	(31)	—	110
Deferred income tax expense (recovery) arising from the writedown (reversal of writedown) of deferred income tax assets(4)	(9)	27	(15)
Income tax expense (recovery)	17	(6)	64

Year ended Dec. 31	2019	2018	2017
Current income tax expense	35	28	79
Deferred income tax recovery	(18)	(34)	(15)
Income tax expense (recovery)	17	(6)	64
 (1) During 2017, the Corporation recognized current tax expense of $56 million due to the disposition of the Solomon facility Nov. 1, 2017.
(2) In 2019, the Corporation recognized a deferred income tax recovery of $31 million related to a decrease in the Alberta corporate tax rate from 12 per cent to 8 per cent. The tax decrease is phased in as follows: 11 per cent effective July 1, 2019, 10 per cent effective January 1, 2020, 9 per cent effective January 1, 2021, and 8 per cent effective January 1, 2022.
(3) On Dec. 22, 2017, the US government enacted H.R.1, originally known as the Tax Cuts and Jobs Act, which includes legislation to decrease its federal corporate income tax rate from 35 per cent to 21 per cent. The Corporation's net deferred tax liability associated with its directly owned US operations is made up of a deferred tax asset and a deferred tax liability that net to $6 million. The decrease in the US federal corporate income tax rate resulted in a decrease to the deferred tax asset of $104 million, all of which is recorded as deferred tax expense in the Consolidated Statement of Earnings, offset by a decrease to the deferred tax liability of $110 million, of which $1 million is recorded as deferred tax expense in the Consolidated Statement of Earnings with an offsetting $111 million deferred tax recovery recorded in the Consolidated Statement of Other Comprehensive Income.
(4) During the year ended Dec. 31, 2019, the Corporation recorded a reversal of a previous writedown of deferred income tax assets of $9 million (2018 - $27 million writedown, 2017 - $15 million writedown reversal). The deferred income tax assets relate mainly to the tax benefits of losses associated with the Corporation’s directly owned US operations. The Corporation evaluates at each period-end, whether it is probable that sufficient future taxable income would be available from the Corporation’s directly owned US operations to utilize the underlying tax losses. The Corporation previously wrote these assets off when it was not considered probable that sufficient future taxable income would be available from the Corporation’s directly owned US operations to utilize the underlying tax losses. Recognized ordinary income and other comprehensive income has given rise to taxable temporary differences, which forms the primary basis for utilization of some of the tax losses and the reversal of the writedown.

Aggregate current and deferred income tax related to items charged or credited to equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2019	2018	2017
Income tax expense (recovery) related to:
Net impact related to cash flow hedges	6	(12)	(108)
Net impact related to net investment hedges	—	—	(7)
Net actuarial gains (losses)	(7)	5	(4)
Income tax expense reported in equity	(1)	(7)	(119)

Significant components of deferred income tax assets (liabilities)
Significant components of the Corporation’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2019	2018
Net operating loss carryforwards	494	547
Future decommissioning and restoration costs	122	113
Property, plant and equipment	(828)	(896)
Risk management assets and liabilities, net	(141)	(145)
Employee future benefits and compensation plans	56	68
Interest deductible in future periods	42	48
Foreign exchange differences on US-denominated debt	40	35
Deferred coal revenues	—	23
Other deductible temporary differences	4	—
Net deferred income tax liability, before writedown of deferred income tax assets	(211)	(207)
Writedown of deferred income tax assets	(243)	(266)
Net deferred income tax liability, after writedown of deferred income tax assets	(454)	(473)

The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2019	2018
Deferred income tax assets(1)	18	28
Deferred income tax liabilities	(472)	(501)
Net deferred income tax liability	(454)	(473)

(1) The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Corporation’s long-range forecasts.